Note 4 - Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Other Receivables [Table Text Block]
	December 31,
	2018	2017
Research and development tax credit receivable from the French State	685	560
Value-added taxes receivable	390	216
Other receivables from Government and public authorities	233	238
Others	126	52
Total	1,434	1,066